DOTDASH MEREDITH RESTRUCTURING CHARGES, TRANSACTION-RELATED EXPENSES AND CHANGE-IN-CONTROL PAYMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Charges Incurred			$ 80,200
Transaction-related costs			7,100
Dotdash Meredith
Restructuring Cost and Reserve [Line Items]
Charges Incurred	$ 130	$ 3,674
Payments made for change in control			$ 87,400